AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

December 31, 2020

(unaudited)

Principal Amount	General Obligation Bonds (3.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lexington-Fayette Urban County, Kentucky
$ 3,600,000	4.000%, 09/01/29	Aa2/AA/NR	$ 4,046,148

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	954,714
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	985,979

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	697,064
	Total General Obligation Bonds		6,683,905

	Revenue Bonds (87.1%)
	State Agency (26.7%)
	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,001,350
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,213,120
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,333,340
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,200,000

	Kentucky Rural Water Finance Corp.
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,474
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,581
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,615
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,664
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,568
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,725
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	375,926
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	305,729
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	451,656
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	466,826
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	481,926
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	507,243
265,000	2.000%, 02/01/35 Series 2020I	NR/A+/NR	270,093
475,000	2.000%, 02/01/36 Series 2020I	NR/A+/NR	481,926
280,000	2.000%, 02/01/37 Series 2020I	NR/A+/NR	283,018

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,669,985
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,901,596

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State Agency (continued)
	Kentucky State Property and Buildings Commission
$ 1,000,000	5.000%, 10/01/25	A1/A-/A+	$ 1,120,410
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	662,169
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	692,289
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,659,615
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	858,642
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,478,950
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,814,050
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,507,915
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,741,678
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,958,050
1,400,000	4.000%, 10/01/30 Project 114	A1/A-/A+	1,602,608
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,101,640
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,231,340
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,452,660
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	600,610
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,708,315
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,203,069
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,268,640
	Total State Agency		49,155,011

	Airports (3.8%)
	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A/A+	2,289,296
2,325,000	5.000%, 07/01/26 AMT	NR/A/A+	2,645,222
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A/A+	2,151,810
	Total Airports		7,086,328

	City (0.6%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA-/NR	1,098,820

	Excise Tax (1.1%)
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,964,180

	Healthcare (8.8%)
	City of Ashland, Kentucky, Medical Center (King's Daughter)
460,000	5.000%, 02/01/31 Series 2019	Baa3/BBB-/BBB-	557,824
450,000	5.000%, 02/01/32 Series 2019	Baa3/BBB-/BBB-	542,984

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (continued)
	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
$ 2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	$ 3,027,693
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,243,400

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	738,743

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	955,928

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,417,278
680,000	4.000%, 10/01/29	NR/A+/NR	713,524
	Total Healthcare		16,197,374

	Higher Education (12.6%)
	Boyle County, Kentucky Educational Facilities Refunding, Series 2017 (Centre College)
2,050,000	5.000%, 06/01/28	A3/A/NR	2,461,333
1,000,000	5.000%, 06/01/29	A3/A/NR	1,193,850

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,278,625
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,526,381
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	978,298

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	581,599
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	693,607

	Lexington-Fayette, Kentucky Urban County Government (Transylvania University Project)
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,398,257

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,497,840

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Morehead State University, Kentucky General Receipts
$ 1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	$ 1,147,780
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,097,940

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,117,492

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	1,037,807

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA-/NR	1,173,680

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA/NR	2,935,920

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Baa1/A+/NR	1,028,670
	Total Higher Education		23,149,079

	Housing (0.6%)
	Kentucky Housing Multifamily Mortgage Revenue
1,110,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,112,076

	Local Public Property (5.6%)
	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,955,948
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,644,920
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,073,274

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	535,090
55,000	4.250%, 02/01/24 Series A	NR/AA-/NR	55,151
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	315,589
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	363,199
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	391,354
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	428,200
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	466,339
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,315,161

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	918,303
730,000	3.000%, 02/01/41 Series F	NR/AA-/NR	775,136
	Total Local Public Property		10,237,664

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Building (13.4%)
	Bullitt County, Kentucky School District Finance Corp.
$ 970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	$ 959,640

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,546,480
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,118,680

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,627,080
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,258,874

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	948,000
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,225,457
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,336,120
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,801,203

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	646,634
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	689,839

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,774,784
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,857,679
	Total School Building		24,790,470

	Student Loan (2.4%)
	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/A/A	1,527,883
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	454,528
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	715,704
245,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	246,749
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	543,120
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	914,970
	Total Student Loan		4,402,954

	Turnpike/Highway (8.9%)
	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,269,350
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,673,591
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,052,650
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	2,039,427
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,447,288
	Total Turnpike/Highway		16,482,306

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Utilities (2.6%)
	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
$ 500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	$ 519,840
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,183,578
1,000,000	2.250%, 05/15/44 Series A	Aa3/AA/NR	1,023,670

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa2/NR/NR	1,051,360
	Total Utilities		4,778,448
	Total Revenue Bonds		160,454,710

	Pre-Refunded\ Escrowed to Maturity Bonds (5.0%)††
	Pre-Refunded General Obligation Bonds (1.0%)
	Warren County, Kentucky
615,000	4.000%, 06/01/25 Series 2011	Aa1/NR/NR	624,619
635,000	4.000%, 06/01/26 Series 2011	Aa1/NR/NR	644,931
660,000	4.000%, 06/01/27 Series 2011	Aa1/NR/NR	670,322
	Total General Obligation		1,939,872

	Pre-Refunded Revenue Bonds\ Escrowed to Maturity Bonds (4.0%)
	Airports (1.6%)
	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,664,223
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	428,096
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	802,680
	Total Airports		2,894,999

	Healthcare (1.2%)
	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured ETM	A2/AA/NR	795,020
675,000	5.500%, 08/01/23 AGMC Insured ETM	A2/AA/NR	764,498
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	563,095
	Total Healthcare		2,122,613

	Local Public Property (0.3%)
	Kentucky Association of Counties Finance Corp. Financing Program
215,000	5.375%, 02/01/27 Series A	NR/NR/NR*	215,815
100,000	5.375%, 02/01/27 Series A	NR/AA-/NR	100,379
100,000	5.375%, 02/01/28 Series A	NR/AA-/NR	100,379
230,000	5.375%, 02/01/28 Series A	NR/NR/NR*	230,872
	Total Local Public Property		647,445

	School Building (0.9%)
	Caldwell County, Kentucky School District Finance Corp.
530,000	4.250%, 04/01/30	A1/NR/NR	535,146

Principal Amount	Pre-Refunded\ Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	School Building (continued)
	Campbell County, Kentucky School District Finance Corp.
$ 340,000	3.500%, 08/01/22	A1/NR/NR	$ 346,355

	Fayette County, Kentucky School District Finance Corp.
750,000	4.250%, 06/01/29 Series A	Aa3/AA-/NR	762,495
	Total School Building		1,643,996
	Total Pre-Refunded Revenue Bonds\ Escrowed to Maturity Bonds		7,309,053
	Total Pre-Refunded\ Escrowed to Maturity Bonds		9,248,925
	Total Municipal Bonds (cost $166,220,423)		176,387,540

Shares	Short-Term Investment (3.2%)
5,825,656	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.03%** (cost $5,825,656)	Aaa-mf/AAAm/NR	5,825,656

	Total Investments (cost $172,046,079 - note b)	98.9%	182,213,196
	Other assets less liabilities	1.1	2,113,363
	Net Assets	100.0%	$ 184,326,559

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Pre-refunded bonds\ ETM bonds††	5.2%
	Aa of Moody's or AA of S&P or Fitch	36.4
	A of Moody's or S&P or Fitch	54.8
	Baa of Moody's or BBB of S&P or Fitch	3.0
	Not Rated*	0.6
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $172,046,079 amounted to of $10,167,117, which consisted of aggregate gross unrealized appreciation of $10,212,651 and aggregate gross unrealized depreciation of $45,534.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$5,825,656
Level 2 – Other Significant Observable Inputs - Municipal Bonds	176,387,540
Level 3 – Significant Unobservable Inputs	-
Total	$182,213,196

+ See schedule of investments for a detailed listing of securities.